Stockholders' equity - Share capital (Details) $ in Millions	Dec. 31, 2021 USD ($) shares
Stockholders' equity
Shares outstanding	4,839,616,936
Shares in treasury	292,841,474
Total issued shares	5,132,458,410
Share capital per class of shares (in millions) | $	$ 61,614
Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,910,844,005
previ
Stockholders' equity
Shares outstanding	415,794,956
Capital World Investors
Stockholders' equity
Shares outstanding	335,249,101
Capital Research Global Investors
Stockholders' equity
Shares outstanding	326,001,911
Mitsui & Co., Ltd ("Mitsui")
Stockholders' equity
Shares outstanding	286,347,055
Blackrock, Inc
Stockholders' equity
Shares outstanding	279,562,772
Capital International Investors
Stockholders' equity
Shares outstanding	267,888,210
Others.
Stockholders' equity
Shares outstanding	2,928,772,919
Golden shares
Stockholders' equity
Shares outstanding	12
Common share
Stockholders' equity
Shares outstanding	4,839,616,924
Shares in treasury	292,841,474
Total issued shares	5,132,458,398
Common share | Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,910,844,005
Common share | previ
Stockholders' equity
Shares outstanding	415,794,956
Common share | Capital World Investors
Stockholders' equity
Shares outstanding	335,249,101
Common share | Capital Research Global Investors
Stockholders' equity
Shares outstanding	326,001,911
Common share | Mitsui & Co., Ltd ("Mitsui")
Stockholders' equity
Shares outstanding	286,347,055
Common share | Blackrock, Inc
Stockholders' equity
Shares outstanding	279,562,772
Common share | Capital International Investors
Stockholders' equity
Shares outstanding	267,888,210
Common share | Others.
Stockholders' equity
Shares outstanding	2,928,772,919
Preferred share
Stockholders' equity
Shares outstanding	12
Total issued shares	12
Preferred share | Golden shares
Stockholders' equity
Shares outstanding	12